Leases (Schedule of Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 2,647
2026	2,733
2027	157
Total undiscounted lease payments	5,537
Less: imputed interest	(182)
Present value of lease liabilities	$ 5,355